Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate
	December 31, 2022	December 31, 2021
Lease cost
Operating lease cost	$1,607,245	$1,227,115
Short term lease	790,440	378,763
Total lease cost	$2,397,685	$1,605,878

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,397,685	$1,605,878
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	20 months	32 months
Weighted-average discount rate - operating lease	6.75%	6.75%

Schedule of future minimum lease payments on operating leases
December 31, 2022
Maturity of lease liabilities
2023	$2,722,721
2024	1,104,558
2025	65,492
Total minimum lease payments	$3,892,771
Short term lease	(790,440)
Imputed interest	(288,395)
Present value of minimum lease payments	$2,813,936
Less: classified as current liabilities	(1,665,410)
Non-current liabilities	$1,148,526